Reserves - Schedule of Most Significant Claims and Benefits Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 1,054.5	$ 1,190.5	$ 1,266.1
Less: Reinsurance ceded and other	(1,012.5)	(1,044.6)	(1,179.2)	$ (1,255.1)
Net claims and benefits payable, at beginning of year	9.9	11.3	11.0
Incurred losses and loss adjustment expenses related to:
Current year	56.4	56.5	63.4
Prior years	(0.1)	0.0	0.0
Total incurred losses and loss adjustment expenses	56.3	56.5	63.4
Paid losses and loss adjustment expenses related to:
Current year	46.9	52.1	56.6
Prior years	5.4	5.8	6.5
Total paid losses and loss adjustment expenses	52.3	57.9	63.1
Net claims and benefits payable, at end of year	13.9	9.9	11.3
Plus: Reinsurance ceded and other	1,012.5	1,044.6	1,179.2	$ 1,255.1
Claims and benefits payable, at end of year	$ 1,026.4	$ 1,054.5	$ 1,190.5